Land Use Right, Net	12 Months Ended
Sep. 30, 2023
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

11. LAND USE RIGHT, NET

As of September 30, 2022 and 2023, land use right, net consisted of the following:

	As of September 30,
	2022	2023
Land use right	$6,875,756	$1,671,519
Accumulated amortization	(193,060)	(25,073)
Land use right, net	$6,682,696	$1,646,446

For the years ended September 30, 2021, 2022 and 2023, the Company recognized amortization of $30,804, $184,930 and $121,535.

(1)	Land use right of Tianjia Jiahao

On March 12, 2021, Jiangsu EZGO entered into an Asset Purchase Arrangement Agreement with Benlin Huang, an individual, and Tianjin Jiahao, a non-affiliated third party, pursuant to which Jiangsu EZGO purchased certain land and plants of Tianjin Jiahao for the Company’s future production and business development.

On April 2, 2021, Jiangsu EZGO received a written Notice of Assignment, pursuant to which Benlin Huang assigned and transferred all of his rights, titles, and obligations under the Asset Purchase Arrangement Agreement to Shanghai Mingli.

On April 19, 2021, Jiangsu EZGO entered into a Shares Purchase Agreement with Shanghai Mingli and Tianjin Jiahao pursuant to which Jiangsu EZGO obtained the right to purchase 100% of the outstanding shares of Shanghai Mingli.

On June 28, 2021, Jiangsu EZGO completed the asset acquisition of Tianjin Jiahao for $10.16 million, and Tianjin Jiahao became Jiangsu EZGO’s wholly-owned subsidiary. For the last five years, Tianjin Jiahao did not have employees or generate any revenue; and the assets of Tianjin Jiahao only consisted of buildings and land-used right, which was considered it inputs, thus, according to ASC 805-10-55-3A&4, Tianjin Jiahao was not a business. The acquisition of Tianjin Jianhao was accounted for as asset acquisition. The purchase price was allocated to the buildings and land use right based on their respective estimated FVs. The land use right is in Tianjin city, Hebei province. In January 2022, the original value was $3.1 million of the buildings was re-allocated to land use right according to a formal valuation report issued by the independent third-party valuation specialist.

As mentioned previously in Note 9, the land use right of Tianjin Jiahao was also disposed at the carrying amount of $6,823,791 in the transfer of all 100% equity interests of Tianjin Jiahao to Sutai.

(2)	Land use right of Jiangsu New Energy

In January, Jiangsu New Energy acquired land use right from local government in purpose of building manufacturing plants in Changzhou, Jiangsu Province. The land use right has a term of 50 years and will expire on January 5, 2073.

The following is a schedule, by fiscal years, of amortization of land use right as of September 30, 2023:

Years ending September 30,	Amount
2024	$34,581
2025	34,581
2026	34,581
2027	34,581
2028	34,581
2029 and thereafter	1,473,541
Total	$1,646,446